Share-Based Compensation (Details)	9 Months Ended
Sep. 30, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Offering period (in months)	6 months
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee subscription rate (as a percent)	10.00%
Maximum subscription (in shares)	2,500
Employer match (as a percent)	20.00%